Revenue (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Revenue [Abstract]
Revenue
Note 3 - Revenue

The Company has two categories of revenue channels: retail-partner based (“Retail”), which includes the sale of product to e-commerce retailers, pet specialty chains, grocery, mass and distributors, and direct to consumer, (“DTC”), which is focused on driving consumers to directly purchase product through our online web platform.

Retail-partner based channel

The Company’s Retail channel includes the sale of goods to customers for resale. The Company records revenue net of discounts. Discounts primarily consist of early pay discounts, general percentage allowances and contractual trade promotions such as auto-ship subscriptions, and cooperative agreements with third party distributors. Retail-partner based customers are not subject to sales tax.  The Retail channel represents 75% and 9% of consolidated revenue for the three months ended March 31, 2020 and 2019, respectively.

Shipping costs associated with moving finished products to customers through third party carriers were less than $0.1 million for the three months ended March 31, 2020 and 2019. Such shipping costs are recorded as part of general and administrative expenses.

Direct to consumer channel

The Company’s DTC products are offered through online stores where customers place orders directly for delivery across the United States. The DTC channel represents 25% and 91% of consolidated revenue of the Company for the three months ended March 31, 2020 and 2019, respectively.

The Company excludes sales taxes collected from revenues. Revenue is deferred for orders that have been paid for, but not shipped. Based on historical experience, the Company records an estimated liability for returns.  Product returns were less than $0.2 million and less than $0.1 million for the three months ended March 31, 2020 and 2019, respectively

The Company’s DTC loyalty program enables customers to accumulate points based on spending. A portion of revenue is deferred at the time of the sale when points are earned and recognized when the loyalty points are redeemed.  As of March 31, 2020 and December 31, 2019, customers held unredeemed loyalty program awards of $0.2 million. The Company recognized revenue of less than $0.2 million and $0.1 million from the loyalty program for the three months ended March 31, 2020 and 2019, respectively.

The amount included in net sales related to recoveries of shipping costs from customers for direct to consumer sales was $0.1 million and $0.2 million for the three months ended March 31, 2020 and 2019, respectively.

Note 3 – Revenue

The Company recognizes revenue to depict the transfer of promised goods to the customer in an amount that reflects the consideration to which the Company expects to be entitled in exchange for the goods. The Company has two categories of revenue channels: retail-partner based (“Retail”), which includes the sale of product to e-commerce retailers, pet specialty chains, grocery, mass and distributors, and direct to consumer, (“DTC”), which is focused on driving consumers to directly purchase product through our online web platform.  A significant portion of the Company’s revenue is derived from the DTC channel which represents 89% of consolidated revenue; the Retail channel represents 11% of consolidated revenue for the year ended December 31, 2019. The revenue channel percentage will change in 2020 with the acquisition of Halo, as the Halo business is predominantly driven by the Retail channel. The majority of these sales transactions are single performance obligations that are recorded when control is transferred to the customer.  The Company offers a loyalty program to their DTC customer which creates a separate performance obligation upon customer participation.

The following is a description of principal activities from which the Company generates its revenue, by revenue channel.

The Company’s DTC products are offered through the online stores where customers place orders directly for delivery across the United States. Revenue is recorded, net of point of sale discounts, at the time the order is shipped to the customer as this is when it has been determined that control has been transferred, and includes shipping paid by customers. Revenue is measured as the amount of consideration, net of discounts, the Company expects to receive in exchange for transferring the merchandise. The Company has elected to exclude from revenue all collected sales taxes paid by its customers.

Revenue is deferred for orders that have been placed, and paid for, but have not yet have been shipped. Based on the historical experience, the Company records an estimated liability for returns.  Product returns were less than $0.4 million and $0.7 million in 2019 and 2018, respectively.

For the Company’s DTC loyalty program, a portion of revenue is deferred at the time of the sale as points are earned based on the relative stand-alone selling price, and not recognized until the redemption of the loyalty points.  The program enables customers to accumulate points based on their spending. For every $1 spent, customers receive twelve points, and for every five hundred points earned, customers will receive a $5 gift card which can be redeemed for goods purchased on-line. The points do not expire and the Company, based on historical redemption experience estimates a redemption rate of 37%. As of December 31, 2019 and 2018, customers earned, but not redeemed, loyalty program awards amounted to $0.2 million and less than $0.1 million, respectively. The Company recognized less than $0.2 million as revenue from the loyalty program for the year ended December 31, 2019. There was no revenue recognized for the year ended December 31, 2018 related to the loyalty program.

The amount included in net sales related to recoveries of shipping costs by charging the customer a shipping fee for direct to consumer customers was $0.7 million and $0.9 million for the years ended December 31, 2019 and 2018, respectively.

The Company’s Retail channel includes the sale of goods to Retail customers for resale. The Retail sale of goods is considered a single performance obligation. The Company records revenue net of point of sale discounts. Retail customers are not subject to sales tax.

Revenue for Retail sales are recognized when the product is shipped to the Retail customer as this is when it has been determined that control has been transferred, the majority of Retail customers pick up their orders.  There is an exception with one key customer with specific FOB destination shipping terms as this is when it has been determined that control has transferred. Shipping costs associated with moving finished products to customers through third party carriers were $2.3 million and $2.5 million for the years ended December 31, 2019 and 2018, respectively.